Deconsolidation of 58 Home	12 Months Ended
Dec. 31, 2016
Issuance Of Restricted Shares And Preference Shares By 58Daojia Abstract
Deconsolidation of 58 Home
5.	Deconsolidation of 58 Home

58 Home has been the holding company of the 58 Home business and a majority owned entity of the Company since its establishment in late 2014. The Company owned 80 million ordinary shares issued by 58 Home (“58 Home Ordinary Shares”).

In February 2015, 58 Home adopted its 2015 Share Incentive Plan (“58 Home 2015 Plan”). In February 2015, 58 Home granted 9.1 million restricted shares to the selected management members of 58 Home. In April 2015, 58 Home further granted approximately 1.9 million restricted shares to a senior management member of the Company. All of these restricted shares were fully vested on the respective grant dates. Share-based compensation expense amounted to RMB12,151 was recognized for the period from respective grant dates to November 27, 2015 with respect to the grant of the restricted shares. These holders of restricted shares are referred to as “noncontrolling interests” of 58 Home. Other share-based awards granted by 58 Home to its employees were discussed in Note 23.

On October 12, 2015, a share subscription agreement (the “58 Home Share Subscription Agreement”) was entered into among 58 Home and certain investors whereby 58 Home agreed to issue to the investors 40.8 million Series A convertible preference shares (“58 Home Series A Preference Shares”), at a price of US$7.3529 per share, amounting to an aggregate purchase price of RMB1,917,450 (US$300,000). Investors of the 58 Home Series A Preference Shares included the Company who paid RMB63,915 (US$10,000) for approximately 1.4 million 58 Home Series A Preference Shares and other new investors who paid RMB1,853,535 (US$290,000) aggregately to subscribe the remaining approximately 39.4 million 58 Home Series A Preference Shares.

Before closing of the transaction, in November 2015, pursuant to the 58 Home Share Subscription Agreement, the Company unilaterally contributed RMB640,743 (US$100,638) as additional paid-in capital to 58 Home by waiving RMB640,743 (US$100,638) receivable from 58 Home. Because the noncontrolling ordinary shareholders of 58 Home are employees of the Group, the unilateral capital contribution by the Company resulted in the increase in the noncontrolling interests of 58 Home by RMB77,338 (US$12,147) and the corresponding amount was recognized as employee compensation expense in the Group’s consolidated statements of comprehensive income/(loss).

Pursuant to the Amended and Restated Memorandum of Association of 58 Home adopted on October 26, 2015, certain approval rights were granted to a noncontrolling preference shareholder of 58 Home in relation to (i) annual budget and (ii) employment of certain key management members of 58 Home. These approval rights granted to the noncontrolling preference shareholder of 58 Home were considered as substantive participating rights in accordance with ASC 810-10. As a result, the Group has deconsolidated 58 Home since the completion of the transaction on November 27, 2015.

On the date of deconsolidation, the Group derecognized the assets and liabilities, including allocated goodwill attributable to 58 Home, which amounted to RMB1,329,341 (US$207,833), derecognized noncontrolling interests of 58 Home and recognized the investment in 58 Home Series A Preference Shares at fair value of RMB63,915 (US$10,000), the investment in 58 Home Ordinary Shares at fair value of RMB1,636,224 (US$256,000), and a gain on deconsolidation of 58 Home of RMB292,849 (US$45,998).

Subsequent to the completion of the transaction, the Group continued to retain equity interest in 58 Home through its ownership of 80 million 58 Home Ordinary Shares, representing 87.9% ordinary share equity interest in 58 Home, and of approximately 1.4 million 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. The Company has shared 87.9% of net loss of 58 Home for the period from November 27, 2015 to December 31, 2015 and recorded an investment loss of RMB59,883 (US$9,288). On the other hand, the Company’s investment in the 58 Home Series A Preference Shares was accounted for as cost method investment in accordance with ASC 325-20 because the preference shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the period in which it was accounted for by equity method.

	For the period from November 27 to
	December 31, 2015	For the year ended December 31, 2016
	RMB	RMB
Operating data:
Total revenues	331	114,484
Gross profit/(loss)	(556)	90,527
Loss from operations	(69,994)	(975,358)
Net loss	(68,103)	(1,015,209)

	As of December 31,
	2015	2016
Balance sheets data:	RMB	RMB
Current assets	1,517,326	1,286,858
Non-current assets	540,938	118,233
Current liabilities	165,275	376,174
Mezzanine equity	1,948,080	2,081,100
Total shareholders’ deficit	(55,091)	(1,052,183)

Intangible assets amounted to RMB304,500 and the related deferred tax liability amounted to RMB76,125 were recognized on the date of the deconsolidation as a result of attributing the basis difference between the Company’s initial cost of investment in 58 Home and the Company’s share of the carrying value of the net assets of 58 Home. During the years ended December 31, 2015 and 2016, the basis difference arising from the abovementioned asset and liability aggregately resulted in net increase of RMB2,034 and RMB24,405, respectively in the Company’s share of 58 Home’s losses in the consolidated statement of comprehensive income/(loss).